Feb. 01, 2017

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 1, 2017, OF

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

1)	The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75[1,2]	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	1.00	None	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	0.19[6]	0.28[6,7]	0.17[6,7]	0.26[8]	0.21[6]	0.26[8]	0.16[6]	0.06[6]
Total annual fund operating expenses[9]	1.09[10]	1.18[10]	1.82[10]	1.16	1.36[10]	1.91	0.81[10]	0.71[10]

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” have been restated to reflect current fees.

[7]	“Other expenses” for Class A2 and C shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements. For the year ended September 30, 2017, amounts recaptured totaled 0.05% and 0.07% for Class A and Class C shares, respectively, and these amounts are excluded from “Other Expenses.”

[8]	“Other expenses” for Class F1 and R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

[9]	Total annual fund operating expenses have been restated to reflect current management fees.

[10]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets reported in the financial highlights contained in this Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	680	902	1,142	1,828
Class A2 (with or without redemption at end of period)	688	928	1,187	1,925
Class C (with redemption at end of period)	285	573	986	2,138
Class C (without redemption at end of period)	185	573	986	2,138
Class FI (with or without redemption at end of period)	118	368	637	1,408
Class R (with or without redemption at end of period)	138	431	745	1,636
Class R1 (with or without redemption at end of period)	194	600	1,031	2,232
Class I (with or without redemption at end of period)	83	259	450	1,003
Class IS (with or without redemption at end of period)	73	228	396	882